Inventories (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Inventories [Abstract]
Inventory write-down	$ 3,890,025	$ 4,008,858	$ 4,008,858